UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
ALM V Ltd., Series 2012-5A, Class BR, 4.16%, 10/18/27	USD	630	$631,978
ALM VII R Ltd., Series 2013-7RA, Class BR, 3.86%, 10/15/28		750	758,308
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 5.31%, 12/09/26		1,400	1,409,324
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class D, 4.56%, 4/15/27		1,250	1,239,704
Apidos CLO XII, Series 2013-12A, Class D, 4.21%, 4/15/25		1,000	997,093
Apidos CLO XIX, Series 2014-19A, Class CR, 3.36%, 10/17/26		1,000	1,001,563
Apidos CLO XXI, Series 2015-21A, Class C, 4.71%, 7/18/27		750	752,700
Ares XL CLO Ltd., Series 2016-40A, Class C, 4.86%, 10/15/27		1,000	1,005,147
Ares XXXII CLO Ltd., Series 2014-32A, Class CR, 4.63%, 11/15/25		1,000	1,000,111
Ares XXXIII CLO Ltd., Series 2015-1A, Class B2R, 3.90%, 12/05/25		1,000	1,010,945
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, 4.63%, 10/15/26		1,750	1,752,781
Atrium XII, Series 12A, Class D, 5.05%, 10/22/26		1,500	1,502,758
Babson CLO Ltd., Series 2013-IIA, Class BR, 3.41%, 1/18/25 (c)		1,000	1,000,600
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2R, 3.21%, 1/20/29		2,750	2,777,339
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class C, 4.86%, 4/18/27		1,000	999,101
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 4.11%, 7/18/27		250	250,219
Benefit Street Partners CLO VIII Ltd.:
Series 2015-8A, Class B, 4.16%, 1/20/28		500	502,243
Series 2015-8A, Class C, 5.06%, 1/20/28		500	501,748
BlueMountain CLO Ltd.:
Series 2014-1A, Class A1R, 2.43%, 4/30/26		14,750	14,787,571
Series 2015-2A, Class E, 6.51%, 7/18/27		750	727,209
Series 2015-4A, Class D2, 5.21%, 1/20/27		750	756,705
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3A, Class BR, 3.32%, 7/27/26		1,000	1,001,691
Series 2015-2A, Class C, 4.92%, 4/27/27		750	751,355

Asset-Backed Securities (a)(b)		Par (000)	Value
CIFC Funding Ltd.:
Series 2013-1A, Class A2, 3.06%, 4/16/25	USD	2,735	$2,737,650
Series 2013-4AR, Class DR, 4.55%, 11/27/24		750	752,267
Series 2014-2A, Class A3LR, 3.44%, 5/24/26 (c)		945	945,028
Series 2015-1A, Class D, 5.15%, 1/22/27		600	604,186
Dryden 36 Senior Loan Fund, Series 2014-36A, Class CR, 3.96%, 1/15/28 (c)		1,000	1,007,000
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class A, 2.26%, 7/15/25		9,000	9,013,770
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class C, 3.38%, 4/20/29		1,000	1,000,537
Grippen Park CLO Ltd., Series 2017-1A, Class C, 3.55%, 1/20/30		470	470,346
Highbridge Loan Management Ltd.:
Series 6A-2015, Class C, 4.24%, 5/05/27		750	750,791
Series 6A-2015, Class D, 4.82%, 5/05/27		950	948,501
LCM XVII LP, Series 17A, Class D, 4.66%, 10/15/26		1,000	1,002,640
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 2.42%, 7/20/26		3,750	3,755,199
MP CLO VII Ltd., Series 2015-1A, Class D, 4.81%, 4/18/27		970	963,365
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 5.43%, 11/14/27		1,500	1,512,094
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.35%, 1/23/27 (c)		750	751,125
OZLM IX Ltd., Series 2014-9A, Class CR, 4.71%, 1/20/27		750	750,906
OZLM VI Ltd., Series 2014-6A, Class A1R, 2.30%, 4/17/26		5,800	5,807,328
OZLM XIV Ltd., Series 2015-14A, Class C, 5.51%, 1/15/29		950	956,896
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, 3.81%, 4/15/26		625	625,326
Sound Point CLO IV Ltd., Series 2013-3A, Class DR, 4.56%, 1/21/26 (c)		1,500	1,500,000
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, 2.45%, 1/23/27 (c)		400	400,120
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 5.96%, 4/15/28		750	761,812
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, 3.32%, 12/21/29		1,200	1,208,750
Venture XIX CLO Ltd., Series 2014-19A, Class BR, 3.16%, 1/15/27 (c)		1,000	1,003,750

Portfolio Abbreviations
AKA	Also known as	FKA	Formerly known as	PIK	Payment-in-kind
CLO	Collateralized Loan Obligation	GBP	British Pound	USD	U.S. Dollar
ETF	Exchange-Traded Fund	LIBOR	London Interbank Offered Rate

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017	1

Schedule of Investments (continued)

Asset-Backed Securities (a)(b)	Par (000)	Value
Voya CLO Ltd.:
Series 2013-3A, Class A2R, 2.66%, 1/18/26	USD 500	$500,017
Series 2014-4A, Class C, 5.16%, 10/14/26	1,500	1,505,367
Total Asset-Backed Securities — 2.1%		78,352,964

Common Stocks	Shares	Value
Banks — 0.0%
New Holdings LLC (Total Safety)	1,269	428,076
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (c)(d)	235,827	87,256
GEO Specialty Chemicals, Inc. (a)(c)(d)	39,151	14,486

		101,742
Diversified Consumer Services — 0.0%
Education Management Corp. (c)(d)	1,532,378	15
Oil, Gas & Consumable Fuels — 0.0%
Tex Energy LLC (c)(d)	241,753	253,841
Specialty Retail — 0.0%
TRM Holdco Corp. (c)(d)	972,357	10
Total Common Stocks — 0.0%		783,684

Corporate Bonds	Par (000)	Value
Chemicals — 0.2%
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD 6,825	6,910,313
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)	1,925	2,104,679
Tervita Escrow Corp., 7.63%, 12/01/21 (a)	3,060	3,117,375

		5,222,054
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/01/31	1,625	1,962,187
Containers & Packaging — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.43%, 5/15/21 (a)(b)	2,141	2,183,820
4.25%, 9/15/22 (a)	5,845	5,954,594
7.25%, 5/15/24 (a)	1,825	1,991,531
Reynolds Group Issuer, Inc., 4.66%, 7/15/21 (a)(b)	15,435	15,743,700

		25,873,645
Diversified Financial Services — 0.3%
Altice Financing SA:
6.63%, 2/15/23 (a)	2,210	2,351,440
7.50%, 5/15/26 (a)	5,375	5,919,219
Altice U.S. Finance I Corp., 5.50%, 5/15/26 (a)	1,900	1,990,250
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (a)	1,900	1,933,250

		12,194,159
Diversified Telecommunication Services — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (a)(d)(e)	5,545	4,533,037

Corporate Bonds		Par (000)	Value
Energy Equipment & Services — 0.4%
Noble Holding International Ltd., 7.75%, 1/15/24	USD	1,780	$1,570,298
Rowan Cos., Inc., 7.38%, 6/15/25		1,905	1,866,900
Transocean, Inc., 9.00%, 7/15/23 (a)		9,585	10,016,325
Weatherford International Ltd., 9.88%, 2/15/24 (a)		1,805	2,030,625

			15,484,148
Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., 5.13%, 8/01/21		11,470	11,613,375
HCA, Inc., 5.25%, 6/15/26		1,825	1,982,497
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		355	379,850

			13,975,722
Hotels, Restaurants & Leisure — 0.2%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 5/01/24		5,100	5,501,625
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc., 6.25%, 7/15/22		6,970	7,122,434
Insurance — 0.1%
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)		1,925	2,204,125
Media — 0.6%
Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20		1,875	1,884,375
CSC Holdings LLC, 10.88%, 10/15/25 (a)		1,550	1,887,125
SFR Group SA:
6.25%, 5/15/24 (a)		5,585	5,864,250
7.38%, 5/01/26 (a)		12,688	13,726,767

			23,362,517
Metals & Mining — 1.0%
Constellium NV, 6.63%, 3/01/25 (a)		1,900	1,833,500
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		8,436	8,427,564
3.10%, 3/15/20		6,650	6,544,199
3.88%, 3/15/23		3,850	3,578,190
Novelis Corp., 6.25%, 8/15/24 (a)		3,825	4,030,020
Teck Resources Ltd.:
4.50%, 1/15/21		4,799	5,014,955
3.75%, 2/01/23		8,300	8,165,125

			37,593,553
Oil, Gas & Consumable Fuels — 1.4%
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (a)		9,607	9,694,625
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24		3,750	4,200,000
CONSOL Energy, Inc., 5.88%, 4/15/22		13,334	13,150,657
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 9/30/21 (a)		5,640	5,795,100
Halcon Resources Corp., 6.75%, 2/15/25 (a)		8,840	8,243,300
MEG Energy Corp., 6.50%, 1/15/25 (a)		6,343	6,200,283
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)		2,123	2,170,767
Sanchez Energy Corp., 6.13%, 1/15/23		3,362	2,958,560

			52,413,292

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017

Schedule of Investments (continued)

Corporate Bonds		Par (000)	Value
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22 (a)	USD	3,428	$3,598,714
Software — 0.1%
Symantec Corp., 5.00%, 4/15/25 (a)		1,700	1,763,750
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 8/15/20		1,775	1,961,375
Total Corporate Bonds — 6.1%			221,676,650

Floating Rate Loan Interests (b)		Par (000)	Value
Advertising — 0.0%
Checkout Holding Corp. (FKA Catalina Marketing), Term B Loan (First Lien), 4.54%, 4/09/21		606	534,261
Aerospace & Defense — 1.0%
Sequa Mezzanine Holdings LLC, Initial Term Loan (First Lien), 6.67%, 11/28/21		5,385	5,415,318
TransDigm, Inc.:
Tranche E Term Loan, 4.04% - 4.15%, 5/14/22		1,539	1,541,804
Tranche F Term Loan, 4.04%, 6/09/23		29,229	29,272,808

			36,229,930
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1.05% - 6.50%, 3/19/21 (c)		2,825	2,485,835
Ceva Intercompany BV, Dutch BV Term Loan, 6.67%, 3/19/21		2,899	2,612,317
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.67%, 3/19/21		541	487,095
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.67%, 3/19/21		3,818	3,440,612

			9,025,859
Airlines — 0.1%
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 4.36%, 6/11/18		1,811	1,812,743
Northwest Airlines, Inc.:
Loan B757-200, 2.46%, 9/10/18 (c)		231	227,322
Loan B757-200, 2.65%, 9/10/18 (c)		229	225,359
Loan B757-300, 2.65%, 9/10/18 (c)		228	223,883

			2,489,307
Auto Components — 0.1%
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan B, 5.00%, 5/08/23 (c)		4,545	4,545,000
Biotechnology — 0.8%
Grifols Worldwide Operations Ltd., Tranche B Term Loan, 2.96%, 1/31/25		27,534	27,581,634
Building Products — 1.0%
Continental Building Products, Inc., Replacement Term Loan, 3.28%, 8/18/23 (c)		3,470	3,487,685
CPG International LLC (FKA CPG International, Inc.), New Term Loan, 4.90%, 5/05/24		9,188	9,203,575
Jeld-Wen, Inc., Term B-3 Loan, 4.15%, 7/01/22		6,646	6,717,208
Ply Gem Industries, Inc., Term Loan, 4.15%, 2/01/21		7,240	7,277,966
Wilsonart LLC, Tranche C Term Loan, 4.65%, 12/19/23		8,281	8,339,386

			35,025,820

Floating Rate Loan Interests (b)		Par (000)	Value
Capital Markets — 0.2%
Capital Automotive LP, Initial Tranche B-2 Term Loan (First Lien), 4.03%, 3/25/24	USD	3,620	$3,648,272
Moxie Patriot LLC, Construction B-1 Advances, 6.90%, 12/19/20		1,632	1,487,700
Royal Holdings, Inc., Initial Term Loan (Second Lien), 8.65%, 6/19/23 (c)		1,291	1,287,807
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.39%, 12/17/20		2,184	2,197,037

			8,620,816
Chemicals — 2.7%
Ascend Performance Materials Operations LLC, Term B Loan, 6.65%, 8/12/22		9,060	9,128,234
Axalta Coating Systems Dutch Holding B BV, Incremental Term Loan, 2.00%, 6/21/24		10,405	10,453,799
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-1 Dollar Loan, 3.65%, 2/01/23		6,853	6,889,723
Charter NEX U.S., Inc., Initial Term Loan (First Lien), 4.29%, 5/16/24		6,395	6,404,976
Chemours Co., Tranche B-1 USD Term Loan, 3.50%, 5/12/22		4,206	4,234,686
Huntsman International LLC:
2015 Extended Term B Dollar Loan, 4.04%, 4/19/19		931	935,957
2023 Term B Loan, 4.04% - 4.12%, 4/01/23		6,974	7,000,291
IPS Intermediate Holdings Corp., Initial Term Loan (First Lien), 6.25%, 12/20/23 (c)		3,531	3,513,494
Kleopatra Holdings 2 SCA, Initial U.S. Dollar Term Loan, 4.40%, 4/28/20		5,183	5,202,189
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-5 Term Loan, 4.54%, 6/07/20		6,129	6,183,688
Tranche B-6 Term Loan, 4.04%, 6/07/23		10,972	11,036,976
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.40%, 1/15/20		13,877	13,633,863
PQ Corp., First Amendment Tranche B-1 Term Loan, 5.29%, 11/04/22		3,965	4,009,060
Road Infrastructure Investment Holdings, Inc., Term Loan (First Lien), 4.50%, 6/13/23		2,080	2,095,373
Royal Holdings, Inc., 2017 Refinancing Term loan (First Lien), 4.40%, 6/20/22		8,386	8,474,856

			99,197,165
Commercial Services & Supplies — 4.1%
Advanced Disposal Services, Inc. (FKA ADS Waste Holdings, Inc.), Additional Term Loan, 3.70%, 11/10/23		13,637	13,730,413
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Initial Loan (Second Lien), 9.67%, 7/28/23		2,915	2,949,630
Initial Term Loan (First Lien), 4.79%, 7/28/22		10,963	11,014,221
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), New Term Loan, 4.54%, 10/03/23		23,865	24,029,267
Dealer Tire LLC, New Term Loan, 4.94%, 12/22/21 (c)		4,924	4,991,845
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 5.79% - 6.07%, 3/01/23		8,028	8,055,187
Getty Images, Inc., Initial Term Loan, 3.50%, 10/18/19		1,653	1,516,627
GW Honos Security Corp. (Garda Garda World Security Corp.), Term Loan, 4.00%, 5/12/24		4,795	4,804,974

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017	3

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Harland Clarke Holdings Corp. (FKA Clarke American Corp.), Tranche B-6 Term Loan, 6.60% - 6.65%, 2/09/22	USD	4,631	$4,626,516
iQor U.S., Inc., Term B Loan (First Lien), 6.15%, 4/01/21		5,442	5,430,686
KAR Auction Services, Inc., Term Loan B5, 3.56%, 3/09/23		8,707	8,768,696
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.50%, 4/18/19		3,085	3,023,400
Lonestar Intermediate Super Holdings LLC, Term Loan, 10.04%, 8/31/21		5,450	5,622,601
Packers Holdings LLC, Initial Term Loan, 4.80%, 12/02/21 (c)		6,794	6,845,190
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), 2016-2 Refinancing Term B-1 Loan (First Lien), 4.29%, 5/02/22		9,299	9,373,483
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.29% - 4.43%, 11/14/19		11,072	11,057,968
Trugreen Limited Partnership, Initial Term Loan (First Lien), 6.50%, 4/13/23		4,298	4,332,464
U.S. Security Associates Holdings, Inc., Initial Term Loan, 6.15%, 7/14/23		8,614	8,711,368
Waste Industries USA, Inc., Term B Loan, 3.79%, 2/27/20		12,320	12,420,205

			151,304,741
Communications Equipment — 0.3%
Commscope, Inc., Tranche 5 Term Loan (2015), 3.49%, 12/29/22		3,868	3,881,107
Riverbed Technology, Inc., First Amendment Term Loan, 4.30%, 4/25/22		5,559	5,485,751

			9,366,858
Construction & Engineering — 0.8%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.90% - 4.93%, 11/26/20		15,751	15,776,948
CNT Holdings III Corp., Refinancing Term Loan, 4.30%, 1/22/23		6,054	6,081,692
Pike Corp., Initial Term Loan (First Lien), 4.80%, 3/08/24		2,630	2,653,013
USIC Holdings, Inc., Initial Term Loan (First Lien), 5.17%, 12/08/23		4,748	4,777,776

			29,289,429
Construction Materials — 0.2%
CeramTec Service GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 3.95%, 8/30/20		1,243	1,253,313
Initial Dollar Term B-1 Loan, 3.80%, 8/30/20		4,223	4,258,043
Initial Dollar Term B-2 Loan, 3.80%, 8/30/20		491	495,577
Quikrete Holdings, Inc., Initial Loan (First Lien), 3.79%, 11/15/23		1,309	1,304,098

			7,311,031
Containers & Packaging — 1.6%
Anchor Glass Container Corp., Term Loan (First Lien), 4.25% - 4.29%, 12/07/23		2,080	2,093,535
Berlin Packaging LLC, Initial Term Loan (First Lien), 4.50%, 10/01/21		3,559	3,571,084
Berry Global Group, Inc. (FKA Berry Plastics Corp.), Term I Loan, 3.49% - 3.54%, 10/01/22		18,532	18,671,172
BWay Holding Co., Initial Term Loan, 4.25%, 4/03/24		8,226	8,213,990
Flex Acquisition Co., Inc. (AKA Novolex), Initial Term Loan, 4.40%, 12/29/23		3,250	3,266,250

Floating Rate Loan Interests (b)		Par (000)	Value
Containers & Packaging (continued)
Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan, 4.40%, 4/28/20	USD	2,215	$2,223,158
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.04%, 2/05/23		18,128	18,213,086
Signode Industrial Group Lux SA (Signode Industrial Group U.S., Inc.), Initial Term B Loan, 3.79% - 3.90%, 5/01/21		3,218	3,229,181

			59,481,456
Distributors — 0.1%
American Tire Distributors, Inc., Initial Term Loan, 5.29%, 9/01/21		4,922	4,934,771
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.29%, 11/07/23		10,829	10,913,298
CH Hold Corp. (AKA Caliber Collision):
Initial Term Loan (First Lien), 4.04%, 2/01/24		5,014	5,047,844
Initial Term Loan (Second Lien), 8.29%, 2/03/25		1,470	1,504,913
ServiceMaster Co. LLC, Tranche C Term Loan, 3.28%, 11/08/23		11,012	11,106,005
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.25% - 4.40%, 4/02/20		17,130	16,538,035

			45,110,095
Diversified Financial Services — 3.4%
AlixPartners LLP, 2017 Refinancing Term Loan, 4.15%, 4/04/24		11,960	12,032,836
Altice Financing SA, March 2017 Refinancing Term Loan, 3.91%, 7/15/25		6,505	6,507,732
Diamond U.S. Holding LLC (Dealogic), Term B Loan, 4.29%, 4/08/24		3,705	3,700,094
IG Investments Holdings LLC, Replacement Facility Term Loan, 5.08%, 10/31/21		10,541	10,620,408
Jefferies Finance LLC (JFIN Co-Issuer Corp.) AKA Project Shot Put, Term Loan, 4.69%, 5/14/20 (c)		6,730	6,713,300
nThrive, Inc. (FKA Precyse Acquisition Corp.), Additional Term B-2 Loan, 5.54%, 10/20/22		9,271	9,286,094
PetCo Animal Supplies, Inc., Term Loan, 4.17%, 1/26/23		9,849	9,141,952
SolarWinds Holdings, Inc., 2017 Refinancing Term Loan, 4.54%, 2/03/23		11,816	11,869,623
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 4.29%, 3/03/23		18,261	18,378,693
Tecostar Holdings, Inc., Closing Date Term Loan (First Lien), 4.92%, 5/01/24		4,235	4,256,175
TKC Holdings, Inc.:
Initial Term Loan (First Lien), 4.81% - 4.88%, 2/01/23		8,595	8,630,841
Initial Term Loan (Second Lien), 8.63%, 2/01/24 (c)		4,472	4,494,360
Veritas U.S., Inc., Initial Dollar Term B-1 Loan, 6.77%, 1/27/23		18,014	18,025,438
Virgin Media SFA Finance Ltd., J Facility, 3.76%, 1/31/26	GBP	2,297	2,979,935

			126,637,481
Diversified Telecommunication Services — 9.5%
Avaya, Inc.:
Term B-7 Loan, 6.42%, 5/29/20 (d)(e)	USD	1,036	847,643
Term Facility, 8.50% - 8.53%, 1/24/18		240	247,111
Centurylink, Inc., Term Loan B, 2.75%, 1/31/25		86,710	86,540,048
Cincinnati Bell, Inc., Tranche B Term Loan, 4.05%, 9/10/20		1,806	1,820,489

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (continued)
Colorado Buyer, Inc. (AKA Cyxtera Technologies), Initial Term Loan (First Lien), 4.17%, 5/01/24	USD	8,145	$8,185,725
Consolidated Communications, Inc.:
2016 Incremental Term Loan, 3.00%, 10/05/23		2,890	2,904,450
Initial Term Loan, 4.05%, 10/05/23		4,478	4,501,992
Digicel International Finance Ltd., Term Loan, 3.75%, 5/10/24		12,840	12,944,389
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.89%, 6/30/19		38,838	38,330,157
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.26%, 2/22/24		49,866	49,928,333
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.40%, 4/13/20		23,265	23,351,950
New LightSquared LLC, Loan, 9.85%, 6/15/20		37,680	36,219,649
Numericable U.S. LLC, USD TLB-10 Term Loan, 4.42%, 1/14/25		4,042	4,042,587
Telesat Canada, Term B-4 Loan, 4.15%, 11/17/23		6,512	6,570,926
Virgin Media Bristol LLC, I Facility, 3.74%, 1/31/25		22,535	22,626,492
WaveDivision Holdings LLC, Initial Term Loan, 3.79% - 3.93%, 10/15/19		7,423	7,433,504
Zayo Group LLC (Zayo Capital, Inc.):
2017 Incremental Refinancing B-1 Term Loan, 3.01%, 1/19/21		2,050	2,058,979
2017 Incremental Refinancing B-2 Term Loan, 3.51%, 1/19/24		20,855	20,984,551
Ziggo Secured Finance Partnership, Term Loan E Facility, 3.49%, 4/15/25		17,865	17,857,497

			347,396,472
Electric Utilities — 1.8%
AES Corp., Initial Term Loan, 2.00%, 5/24/22		7,020	7,004,626
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), 2016 Additional Term Loan (DIP), 4.29%, 6/30/17		31,890	32,022,479
Nautilus Power LLC, Term Loan, 4.50%, 5/16/24		11,920	11,815,700
Vistra Operations Co. LLC (FKA Texas Competitive Electric Holdings Co. LLC (TXU)):
2016 Incremental Term Loan, 4.25% - 4.28%, 12/14/23		3,965	3,966,569
Initial Term C Loan, 3.79%, 8/04/23		2,103	2,087,605
Initial Term Loan, 3.79%, 8/04/23		9,192	9,124,217

			66,021,196
Electrical Equipment — 0.5%
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.), Term B Loan, 5.06%, 11/30/23		16,538	16,682,225
Electronic Equipment, Instruments & Components — 0.6%
Dell International LLC (EMC Corp.):
New Term B Loan, 3.55%, 9/07/23		10,298	10,356,603
Term A-2 Loan, 3.30%, 9/07/21		11,878	11,912,404

			22,269,007
Energy Equipment & Services — 0.3%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 8.00%, 3/31/21		5,386	3,870,010
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 3.00%, 2/21/21		3,489	2,389,965
Weatherford International Ltd., Loan, 3.35%, 7/13/20 (c)		6,246	6,152,596

			12,412,571

Floating Rate Loan Interests (b)		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.00%, 10/24/22	USD	10,272	$10,319,339
ESH Hospitality, Inc., Repriced Term Loan, 3.54%, 8/30/23		11,114	11,173,570
GEO Group, Inc., Term Loan, 3.25%, 3/22/24		10,559	10,565,652
RHP Hotel Properties LP, Tranche B Term Loan, 3.44%, 5/11/24		5,850	5,875,623

			37,934,184
Food & Staples Retailing — 2.2%
Albertson’s LLC:
2016-2 Term B-4 Loan, 4.04%, 8/25/21		22,326	22,450,583
2016-2 Term B-5 Loan, 4.40%, 12/21/22		1,332	1,340,879
BJ’s Wholesale Club, Inc.:
Initial Term Loan (Second Lien), 8.50%, 2/03/25		6,620	6,698,646
Tranche B Term Loan (First Lien), 4.75%, 2/03/24		16,145	16,111,418
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		3,545	3,557,242
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		12,855	12,882,715
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, 3.79%, 6/27/23		16,581	16,709,694

			79,751,177
Food Products — 1.9%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.29%, 10/10/23		9,280	9,401,765
Dole Food Co., Inc., Tranche B Term Loan, 4.08% - 4.21%, 4/06/24		4,850	4,869,061
Hostess Brands LLC, 2017 Refinancing Term B Loan (First Lien), 3.54%, 8/03/22		14,151	14,249,564
JBS USA Lux SA (FKA JBS USA LLC), Initial Term Loan, 3.50%, 10/30/22		14,635	14,408,157
Nomad Foods Ltd., Facility B2, 2.75%, 5/15/24		5,690	5,718,450
Pinnacle Foods Finance LLC, Initial Term Loan, 3.00%, 2/02/24		15,865	15,937,583
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 8.50%, 5/01/19		3,227	3,180,825
Term B Loan (Second Lien), 10.75%, 11/01/19		2,961	2,783,340

			70,548,745
Gas Utilities — 0.1%
Samchully Midstream 3 LLC, Initial Term Loan, 5.90%, 10/20/21 (c)		3,759	3,664,927
Health Care Equipment & Supplies — 1.8%
Alere, Inc. (FKA IM U.S. Holdings LLC):
Term A Loan, 4.04%, 6/18/20		2,263	2,264,027
Term B Loan, 4.25%, 6/20/22		7,800	7,829,434
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Incremental Facility B7, 4.15%, 1/17/22		9,168	9,265,239
DJO Finance LLC, Initial Term Loan, 4.29% - 4.30%, 6/08/20		19,738	19,511,171
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/17/18		13,685	13,625,594

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017	5

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.78%, 6/30/21	USD	15,349	$15,396,581

			67,892,046
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.:
Tranche B-1 Term Loan, 3.75%, 2/11/22		1,362	1,372,728
Tranche B-2 Term Loan, 3.80%, 2/16/23		7,061	7,118,875
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.79% - 4.92%, 6/07/23		12,687	12,797,860
CHS/Community Health Systems, Inc.:
Incremental 2019 Term G Loan, 3.79% - 3.95%, 12/31/19		6,624	6,627,029
Incremental 2021 Term H Loan, 4.04% - 4.20%, 1/27/21		3,143	3,143,503
Curo Health Services Holdings, Inc., Term B Loan (First Lien), 5.83%-5.93%, 2/07/22		3,393	3,427,248
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 3.79%, 6/24/21		6,248	6,293,308
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.15%, 12/01/23		25,845	26,110,139
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 6.04%, 4/07/22		10,935	10,771,135
HCA, Inc., Tranche B-9 Term Loan, 3.04%, 3/17/23		9,277	9,309,583
Iasis Healthcare LLC, Term B-3 Loan, 4.00%, 2/17/21		2,165	2,183,944
Millennium Lender Claim:
Term Loan, 0.00%, (c)(d)		7,745	77
Term Loan, 0.00%, (c)(d)		7,267	73
MPH Acquisition Holdings LLC, Initial Term Loan, 4.90%, 6/07/23		10,553	10,573,724
National Mentor Holdings, Inc., Tranche B Term Loan, 4.15%, 1/31/21		2,754	2,758,807
NVA Holdings, Inc.:
Delayed Draw Term Loan, 3.50%, 8/14/21		720	727,200
Term B-2 Loan (First Lien), 4.65%, 8/14/21		7,284	7,356,419
Press Ganey Holdings, Inc.:
Initial Loan (Second Lien), 8.29%, 10/21/24		2,805	2,862,867
Initial Term Loan, 4.29%, 10/23/23		5,511	5,518,076
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 11/03/20		6,417	6,433,047
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.40%, 12/30/22		4	3,673
Vizient, Inc., Term B-3 Loan, 4.54%, 2/13/23		8,914	9,018,477

			134,407,792
Health Care Technology — 0.9%
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Closing Date Term Loan, 3.79%, 3/01/24		33,185	33,284,555
Hotels, Restaurants & Leisure — 5.5%
Amaya Holdings BV:
Initial Term B Loan (Second Lien), 8.15%, 8/01/22		2,509	2,511,108
Initial Term B-3 Loan (First Lien), 4.65%, 8/01/21		15,377	15,403,872
AMF Bowling Centers, Inc., Term B Loan (First Lien), 6.04%, 9/19/23 (c)		6,384	6,447,759
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-3 Loan, 3.30% - 3.40%, 2/16/24		25,546	25,583,905
Bass Pro Group LLC, Asset-Sale Term Loan, 5.90%, 6/08/18		3,840	3,873,600

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.:
Refinancing Term B Loan, 3.45%, 9/15/23	USD	17,685	$17,761,516
Term A Loan Sold Out 09/15/2016, 1.75%, 9/15/21		4,348	4,336,812
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-7 Loan, 1.50% - 12.25%, 3/01/17		13,599	16,893,358
Caesars Entertainment Resort Properties LLC, Term B Loan, 4.54%, 10/11/20		41,270	41,486,858
Caesars Growth Properties Holdings LLC, 2017 Term Loan (First Lien), 3.79%, 5/08/21		13,141	13,216,950
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 3.83%, 8/06/21		6,836	6,872,883
Eldorado Resorts, Inc., Term Loan, 3.24%, 4/17/24		3,829	3,817,053
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013,4.15%, 11/30/23		1,262	1,275,251
Gateway Casinos & Entertainment Ltd., Initial Tranche B-1 Term Loan, 4.79%, 2/22/23		1,895	1,917,892
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.02%, 10/25/23		3,370	3,389,201
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 3.00%, 6/16/23		5,816	5,848,518
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.91%, 4/14/21		1,587	1,595,661
MGM Growth Properties Operating Partnership LP, Term B Loan, 3.29%, 4/25/23		21,923	22,046,376
Scientific Games International, Inc., Initial Term B-3 Loan, 5.01% - 5.08%, 10/01/21		8,512	8,640,021

			202,918,594
Household Durables — 0.7%
Serta Simmons Bedding LLC:
Initial Term Loan (First Lien), 4.56% - 4.68%, 11/08/23		20,012	20,071,906
Initial Term Loan (Second Lien), 9.18%, 11/08/24		6,105	6,158,419

			26,230,325
Household Products — 0.4%
Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 3.04% - 3.18%, 6/23/22		14,742	14,828,682
Independent Power and Renewable Electricity Producers — 1.7%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.30%, 5/03/20		1,682	1,676,182
Calpine Corp.:
Term Loan (2015), 3.90%, 1/15/23		3,140	3,132,022
Term Loan (2016), 3.90%, 5/31/23		3,984	3,972,823
Term Loan (2017), 2.80%, 12/31/19		9,670	9,657,913
Term Loan, 3.90%, 1/15/24		8,045	8,026,202
Dynegy, Inc., Tranche C-1 Term Loan, 4.25%, 2/07/24		17,336	17,311,176
Exgen Texas Power LLC, Term Loan, 5.90%, 9/18/21		4,748	2,694,218
Granite Acquisition, Inc.:
Term B Loan (First Lien), 5.15%, 12/17/21		12,949	12,949,069
Term C Loan (First Lien), 5.15%, 12/17/21		583	582,873
Terra-Gen Finance Co. LLC, Term Loan, 5.29%, 12/09/21 (c)		2,947	2,725,575

			62,728,053
Insurance — 2.4%
Alliant Holdings Intermediate LLC, Initial Term Loan, 4.42%, 8/12/22		10,900	10,911,663
AmWINS Group, Inc., Term Loan (First Lien), 3.75% - 3.79%, 1/25/24		10,888	10,897,947

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 2017 Refinancing Term Loan, 4.54%, 10/21/22	USD	7,182	$7,184,778
Asurion LLC (FKA Asurion Corp.):
Replacement B-2 Term Loan, 4.29%, 7/08/20		1,852	1,858,009
Replacement B-4 Term Loan, 4.29%, 8/04/22		10,559	10,610,110
Replacement B-5 Term Loan, 4.04%, 11/03/23		9,183	9,247,659
Hub International Ltd., Initial Term Loan, 4.04% - 4.17%, 10/02/20		7,462	7,500,074
Sedgwick Claims Management Services, Inc.:
2016 New Term Loan, 4.40%, 3/01/21		2,025	2,029,762
Initial Loan (Second Lien), 6.79%, 2/28/22		12,510	12,541,275
Initial Term Loan (First Lien), 3.79%, 3/01/21		8,407	8,424,360
USI, Inc. (FKA Compass Investors, Inc.), Initial Term Loan, 4.18%, 5/16/24		7,905	7,891,166

			89,096,803
Internet Software & Services — 1.7%
Canyon Valor Companies, Inc. (FKA GTCR Valor Cos., Inc.), Initial Term Loan (First Lien), 7.15%, 6/16/23		6,863	6,909,466
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien), 3.65%, 9/28/23		8,598	8,609,052
Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Initial Term Loan, 3.54%, 2/15/24		16,476	16,523,642
Hyland Software, Inc.:
Term Loan (Second Lien), 7.00%, 5/31/25		2,755	2,796,325
Term-1 Loan (First Lien), 4.29%, 7/01/22		6,525	6,571,217
Rackspace Hosting, Inc., Term B Loan (First Lien), 4.54% - 4.67%, 11/03/23		14,025	14,100,865
TierPoint LLC, Initial Term Loan (First Lien), 4.79%, 5/06/24		6,945	6,951,528

			62,462,095
IT Services — 3.6%
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan, 4.29%, 8/12/20		1,397	1,406,625
Term B2 Loan, 4.79% - 6.75%, 8/14/23		2,603	2,628,889
First Data Corp.:
2020 Term A Loan, 3.03%, 6/02/20		8,325	8,333,442
2024 New Dollar Term Loan, 3.53%, 4/26/24		46,183	46,421,181
Neustar, Inc.:
Term Loan B1, 3.25%, 9/02/19		1,783	1,799,528
Term Loan B2, 3.75%, 3/01/24		4,862	4,909,310
Optiv, Inc.:
Initial Term Loan (First Lien), 4.44%, 2/01/24		16,470	16,298,576
Initial Term Loan (Second Lien), 8.44%, 1/31/25		5,608	5,523,957
Sabre GLBL, Inc. (FKA Sabre, Inc.), 2017 Incremental Term Loan, 3.79%, 2/22/24		12,144	12,265,267
Tempo Acquisition LLC, Initial Term Loan, 4.00%, 5/01/24		13,190	13,232,340
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.49%, 10/14/23		2,120	2,132,654
WEX, Inc., Term B Loan, 4.54%, 6/30/23		15,309	15,426,582

			130,378,351
Leisure Products — 0.2%
Leslie’s Poolmart, Inc., Tranche B-1 Term Loan, 4.79% - 4.87%, 8/16/23		6,760	6,800,095

Floating Rate Loan Interests (b)		Par (000)	Value
Life Sciences Tools & Services — 2.1%
Houghton Mifflin Harcourt Co., Term Loan, 4.04%, 5/28/21	USD	10,287	$9,711,134
Inventiv Group Holdings, Inc., Initial Term Loan, 4.75%, 11/09/23		16,575	16,665,135
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25% - 4.40%, 8/18/22		26,798	26,824,454
Patheon Holdings I B.V. (FKA DPX Holdings BV), Tranche B Dollar Term Loan, 4.41%, 4/22/24		24,680	24,778,287

			77,979,010
Machinery — 3.4%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.15%, 12/13/19		29,517	29,373,789
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 8.75%, 12/21/20		1,715	168,636
Clark Equipment Co. (AKA Doosan Bobcat, Inc.), Tranche B Term Loan, 3.93%, 5/18/24		5,315	5,348,219
Columbus McKinnon Corp., Initial Term Loan, 4.15%, 1/31/24 (c)		1,046	1,051,655
Filtration Group Corp., Term Loan (First Lien), 4.29%, 11/23/20		15,557	15,630,529
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		4,839	4,766,316
Gardner Denver, Inc., Initial Dollar Term Loan, 4.57%, 7/30/20		7,650	7,663,466
Gates Global LLC, Initial B-1 Dollar Term Loan, 4.41%, 4/01/24		18,470	18,541,087
Mueller Water Products, Inc., Initial Loan (2017), 3.54% - 3.65%, 11/25/21		5,061	5,101,369
Navistar, Inc., Tranche B Term Loan, 5.00%, 8/07/20		5,233	5,315,994
RBS Global, Inc. (Rexnord LLC), Term B Loan Refinancing (First Lien), 3.75% - 3.90%, 8/21/23		10,929	10,969,548
Safway Group Holding LLC, Initial Term Loan, 5.76%, 8/21/23 (c)		13,696	13,730,415
Wabash National Corp., Tranche B-3 Loan, 3.53%, 3/18/22		4,625	4,647,707
Welbilt, Inc. (FKA Manitowoc Foodservice, Inc.), Term B Loan, 4.03%, 3/03/23		720	727,054

			123,035,784
Media — 7.0%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.29%, 9/26/21		3,021	2,813,991
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.29%, 7/23/21		7,569	7,482,148
A-L Parent LLC (AKA Learfield Communications), Initial Term Loan (First Lien), 4.30%, 12/01/23 (c)		5,347	5,406,749
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan, 3.28%, 7/28/25		27,604	27,544,951
Cable One, Inc., Incremental Term B-1 Loan, 3.43%, 5/01/24		3,760	3,783,500
CBS Radio, Inc., Term B Loan, 4.51%, 10/17/23		5,690	5,739,697
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I-1 Loan, 3.03%, 1/15/24		25,369	25,527,378
Creative Artists Agency LLC, Refinancing Term Loan, 4.50%, 2/15/24		9,970	10,094,638
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.25%, 7/17/25		20,038	19,993,162

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017	7

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Entercom Radio LLC, Term B Loan, 4.50% - 4.70%, 11/01/23	USD	2,991	$3,003,457
Gray Television, Inc., Term B-2 Loan, 3.55%, 2/07/24		7,240	7,291,385
GTT Communications, Inc., Term Loan, 5.06%, 1/09/24		2,052	2,074,941
Hemisphere Media Holdings LLC (International Espanol, Inc.), Term B-1 Loan, 4.54%, 2/14/24		3,642	3,646,787
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.):
Tranche D Term Loan, 7.79%, 1/30/19		23,821	19,573,159
Tranche E Term Loan, 8.54%, 7/30/19		5,460	4,507,230
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.66%, 1/07/22		5,485	5,441,559
Live Nation Entertainment, Inc., Term B-2 Loan, 3.56%, 10/31/23		3,663	3,690,215
MCC Iowa LLC, Tranche J Term Loan, 3.71%, 6/30/21		1,629	1,636,675
Mission Broadcasting, Inc., Term B Loan, 4.00%, 1/17/24		1,919	1,935,295
Nexstar Broadcasting, Inc., Term B Loan, 4.00%, 1/17/24		19,586	19,753,361
Radiate Holdco LLC (AKA RCN Grande), Closing Date Term Loan, 3.78%, 2/01/24		5,820	5,829,487
Telenet Financing USD LLC, Term Loan AI Facility, 3.74%, 6/30/25		30,255	30,373,297
Trader Corp., 2017 Refinancing Term Loan (First Lien), 4.29%, 9/28/23		7,140	7,145,926
Tribune Media Co. (FKA Tribune Co.), Term C Loan, 3.78%, 1/26/24		17,556	17,610,602
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3.79%, 3/15/24		12,679	12,570,182
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC), Term Loan (First Lien), 3.03%, 5/06/21		1,526	1,533,006

			256,002,778
Metals & Mining — 0.1%
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Term B Loan, 6.70%, 9/29/23		2,925	2,946,011
Multiline Retail — 0.3%
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		1,409	1,285,973
Hudson’s Bay Co., Initial Term Loan, 4.29%, 9/30/22		10,589	10,176,211

			11,462,184
Multi-Utilities — 0.1%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.40%, 11/06/20 (c)		4,800	4,704,000
Oil, Gas & Consumable Fuels — 3.3%
Bronco Midstream Funding LLC, Term Loan, 5.17%, 8/17/20		8,272	8,354,970
California Resources Corp.:
Loan, 11.38%, 12/31/21		14,625	16,169,839
Term Loan, 4.04%, 9/24/19		10,670	10,305,087
Chesapeake Energy Corp., Class A Loan, 8.69%, 8/23/21		13,867	14,941,254
CITGO Holding, Inc., Term Loan, 9.65%, 5/12/18		4,284	4,333,630
Energy Transfer Equity LP, Loan, 3.75%, 2/02/24		14,704	14,688,368
Gavilan Resources LLC, Term Loan (Second Lien), 7.00%, 3/01/24		12,485	12,344,544

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp., Initial Term Loan, 4.55% - 4.68%, 12/31/23	USD	7,158	$7,134,410
Team Health Holdings, Inc., Initial Term Loan, 3.79%, 2/06/24		16,615	16,516,307
Ultra Resources, Inc., Loan, 4.00%, 4/12/24		4,455	4,441,100
Veresen Midstream LP, Tranche B-2 Term Loan, 4.54%, 3/31/22		10,553	10,609,273

			119,838,782
Personal Products — 0.2%
Revlon Consumer Products Corp., Term B Loan, 4.54%, 9/07/23		6,203	5,916,665
Pharmaceuticals — 2.9%
Akorn, Inc., Loan, 5.31%, 4/16/21 (c)		9,168	9,271,065
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan, 4.15%, 1/31/24		8,555	8,595,123
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.04%, 7/31/21		13,997	14,006,026
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 3.79%, 5/20/21		17,339	17,517,000
Mallinckrodt International Finance SA, 2017 Term B Loan, 3.90%, 9/24/24		7,380	7,375,910
Nature’s Bounty Co. (AKA NBTY), Dollar Term B-1 Loan, 3.50%, 5/05/23		3,658	3,657,021
Prestige Brands, Inc., Term B-4 Loan, 3.79%, 1/26/24		12,005	12,100,486
RPI Finance Trust, Initial Term Loan B-6, 3.15%, 3/27/23		10,852	10,892,348
Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, 5.75%, 4/01/22		23,810	24,226,391

			107,641,370
Professional Services — 1.2%
DTI Holdco, Inc., Initial Term Loan, 6.29% - 6.42%, 10/02/23		6,625	6,496,848
Employbridge LLC (FKA Koosharem LLC), Term Loan, 7.65%, 5/15/20		2,062	1,909,825
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.90%, 1/15/21		6,113	6,136,156
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 5.40%, 6/20/22		7,271	7,307,246
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.54%, 4/09/23		22,448	22,655,277

			44,505,352
Real Estate Management & Development — 0.9%
CityCenter Holdings LLC, Term B Loan, 3.50%, 4/18/24		15,155	15,212,019
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.) (AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.40% - 4.45%, 11/04/21		9,205	9,226,326
Realogy Group LLC (FKA Realogy Corp.), Initial Term B Loan, 3.29%, 7/20/22		9,132	9,188,887

			33,627,232
Road & Rail — 0.2%
Gruden Acquisition, Inc. (AKA Quality Distribution), Term Loan (First Lien), 5.90%, 8/18/22		5,723	5,397,120
SIRVA Worldwide, Inc., Tranche B Loan, 7.66%, 11/22/22 (c)		3,054	3,046,709

			8,443,829

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.3%
Cavium, Inc., Term B-1 Loan, 3.28%, 8/16/22 (c)	USD	2,991	$2,998,757
MaxLinear, Inc., Initial Term B Loan, 3.49%, 5/13/24 (c)		2,450	2,462,250
Microsemi Corp., Closing Date Term B Loan, 3.33%, 1/15/23		2,975	2,985,287
ON Semiconductor Corp., 2017 New Replacement Term Loan, 3.29%, 3/31/23		3,117	3,130,054

			11,576,348
Software — 6.7%
Almonde, Inc. (AKA Misys):
Term Loan (Second Lien ), 7.25%, 4/28/25		5,420	5,524,335
Term Loan, 3.50%, 4/26/24		14,580	14,607,994
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.40%, 1/25/21		3,700	3,722,755
Initial Term Loan (Second Lien), 7.65%, 1/24/22		1,746	1,758,814
Aptean, Inc., Initial Term Loan (First Lien), 6.04%, 12/20/22		4,725	4,745,695
BMC Software Finance, Inc., Initial B-1 U.S. Term Loan, 5.04%, 9/10/22		13,750	13,810,527
Cypress Intermediate Holdings III, Inc. (FKA Jaguar Holding, Inc.):
Initial Term Loan (First Lien), 4.04%, 4/29/24		4,226	4,213,717
Initial Term Loan (Second Lien), 7.79%, 4/28/25		2,330	2,380,235
First Data Corp., 2022C New Dollar Term Loan, 4.03%, 7/08/22		10,841	10,904,368
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-6 Term Loan, 3.90%, 2/01/22		18,397	18,351,005
Informatica Corp., Dollar Term Loan, 4.65%, 8/05/22		19,651	19,632,475
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Initial Term Loan (First Lien), 5.26%, 1/18/24		4,435	4,475,181
Ivanti Software, Inc. (FKA LANDesk Group, Inc.), Term Loan (First Lien), 5.30%, 1/20/24		2,370	2,372,963
Kronos, Inc.:
Incremental Term Loan (First Lien), 4.56% - 4.68%, 11/01/23		18,222	18,386,884
Initial Term Loan (Second Lien), 9.42%, 11/01/24		8,065	8,377,519
MA Finance Co., LLC (AKA Micro Focus International PLC), Tranche B-3 Term Loan, 2.75%, 4/29/24		1,306	1,305,437
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.67%, 10/11/21		5,000	5,029,700
Initial Term Loan, 4.54% - 4.67%, 10/13/20		8,256	8,305,570
Project Alpha Intermediate Holding, Inc., Term Loan, 4.67%, 4/26/24		10,821	10,771,440
RP Crown Parent LLC, Initial Term Loan, 4.54%, 10/12/23		11,058	11,149,545
Seattle Spinco, Inc. (AKA Micro Focus International PLC), Term Loan B, 2.75%, 4/19/24		8,821	8,815,936
Sophia LP, Term B Loan, 4.40%, 9/30/22		16,544	16,486,419

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
SS&C Technologies Holdings, Inc.:
2017 Refinancing New Term B-1 Loan, 3.29%, 7/08/22	USD	21,472	$21,594,259
2017 Refinancing New Term B-2 Loan, 3.29%, 7/08/22		1,492	1,500,991
Synchronoss Technologies, Inc., Initial Term Loan, 4.08%, 1/19/24		5,470	5,040,605
TIBCO Software, Inc., Term B Loan, 5.55%, 12/04/20		10,798	10,899,321
VF Holding Corp., Term B-1 Loan (First Lien), 4.29%, 6/30/23		13,024	13,040,669

			247,204,359
Specialty Retail — 1.3%
Academy Ltd., Initial Term Loan, 5.03% - 5.10%, 7/01/22		6,094	4,902,826
Harbor Freight Tools USA, Inc., Initial Loan (2016), 4.29%, 8/18/23		6,152	6,147,067
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.75% - 3.79%, 1/30/23		9,097	9,084,431
National Vision, Inc., Initial Term Loan (First Lien), 4.04%, 3/12/21		14,465	14,518,924
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		4,506	3,499,005
Party City Holdings, Inc., 2016 Replacement Term Loan, 4.05% - 4.18%, 8/19/22		9,112	9,114,098
Things Remembered, Inc., PIK Term Loan, 1.00% - 11.00% (1.00% Cash and 11.00% PIK), 2/29/20 (c)(f)		1,057	158,529

			47,424,880
Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp., U.S. Term B-2 Loan, 3.78%, 4/29/23		9,184	9,262,619
Trading Companies & Distributors — 2.5%
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, 3.54%, 10/31/23		13,779	13,844,604
Avolon TLB Borrower 1 (U.S.) LLC, Initial Term B-2 Loan, 3.76%, 3/21/22		37,263	37,726,052
Beacon Roofing Supply, Inc., Initial Term Loan, 3.75%, 10/01/22		4,814	4,839,459
GYP Holdings III Corp., New Incremental First Lien Term Loan, 4.67%, 4/01/21		8,320	8,325,057
HD Supply, Inc.:
Term B-1 Loan, 3.90%, 8/13/21		10,816	10,883,393
Term B-2 Loan, 3.90%, 10/17/23		3,731	3,752,257
Nexeo Solutions LLC, Term B Loan, 4.79% - 4.90%, 6/09/23		1,335	1,349,533
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies):
Initial Dollar Term Loan (First Lien), 4.45%, 7/31/21		3,991	4,002,376
Initial Term Loan (Second Lien), 7.95%, 7/31/22		8,790	8,784,550

			93,507,281
Wireless Telecommunication Services — 0.5%
Sprint Communications, Inc., Initial Term Loan, 3.56%, 2/02/24		17,320	17,366,937
Total Floating Rate Loan Interests — 91.6%			3,366,838,970

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017	9

Schedule of Investments (continued)

Investment Companies — 0.0%		Shares	Value
New Millennium Holdco, Inc. (a)		71,823	$99,188

Other Interests (g)	Beneficial Interest (000)		Value
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC (c)(d)	USD	5,909	1
Vistra Energy Corp. (c)(d)		8,430	84
Total Other Interests — 0.0%			85

Preferred Securities		Shares	Value
Preferred Stocks
Diversified Consumer Services — 0.0%
Education Management Corp., Series A-1, 7.50% (c)(h)		1,705	938
Total Long-Term Investments (Cost — $3,649,074,486) — 99.8%			3,667,752,479

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.67% (i)(j)	223,129,441	$223,129,441
Total Short-Term Securities (Cost — $223,129,441) — 6.1%		223,129,441

Options Purchased		Value
(Cost — $320,359) — 0.0%		34,941
Total Investments (Cost — $3,872,524,286*) — 105.9%		3,890,916,861
Liabilities in Excess of Other Assets — (5.9)%		(216,365,678)

Net Assets — 100.0%		$3,674,551,183

Notes to Schedule of Investments

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,874,190,528

Gross unrealized appreciation	$33,032,074
Gross unrealized depreciation	(16,305,741)

Net unrealized appreciation	$16,726,333

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Perpetual security with no stated maturity date.

(i)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased		Shares Sold	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Depreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	153,744,585	69,384,856	[2]	—	223,129,441	$223,129,441	$738,144	$906	—
iShares iBoxx $ High Yield Corporate Bond ETF	128,412	—		(128,412)	—	—	146,736	39,522	$(149,260)
Total						$223,129,441	$884,880	$40,428	$(149,260)

[1]	Includes net capital gain distributions.

[2]	Represents net shares purchased.

(j)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017

Schedule of Investments (continued)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,859,709	GBP	2,208,000	JPMorgan Chase Bank N.A.	6/06/17	$ 14,252
USD	2,832,389	GBP	2,202,000	Deutsche Bank AG	7/06/17	(8,125)
Net Unrealized Appreciation						$ 6,127

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
	JPMorgan Chase
10-Year Interest Rate Swap	Bank N.A.	Put	2.75%	Pay	3-month LIBOR	7/05/17	USD	33,000	$ 640
	JPMorgan Chase
10-Year Interest Rate Swap	Bank N.A.	Put	2.65%	Pay	3-month LIBOR	9/01/17	USD	17,000	21,546
	JPMorgan Chase
10-Year Interest Rate Swap	Bank N.A.	Put	2.75%	Pay	3-month LIBOR	9/01/17	USD	17,000	12,755
Total									$34,941

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017	11

Schedule of Investments (concluded)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$71,745,341	$6,607,623	$78,352,964
Common Stocks[1]	—	428,076	355,608	783,684
Corporate Bonds[1]	—	221,676,650	—	221,676,650
Floating Rate Loan Interests[1]	—	3,265,976,754	100,862,216	3,366,838,970
Investment Companies	—	99,188	—	99,188
Other Interests	—	—	85	85
Preferred Securities[1]	—	—	938	938
Short-Term Securities	$223,129,441	—	—	223,129,441
Options Purchased:
Interest rate contracts	—	34,941	—	34,941
Unfunded Floating Rate Loan Interests[2]	—	42,851	—	42,851

Total	$223,129,441	$3,560,003,801	$107,826,470	$3,890,959,712

[1] See above Schedule of Investments for values in each industry. [2] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Foreign currency exchange contracts	—	$14,252	—	$14,252
Liabilities:
Foreign currency exchange contracts	—	(8,125)	—	(8,125)

Total	—	$6,127	—	$6,127

[3]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended May 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relationtonet assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of August 31, 2016	$8,120,507	$184,936	$164,893,556	—	$3,410	$173,202,409
Transfers into Level 3	—	—	23,619,278	—	—	23,619,278
Transfers out of Level 3[1]	(4,500,777)	—	(78,422,453)	—	—	(82,923,230)
Accrued discounts/premiums	5,045	—	327,038	—	—	332,083
Net realized gain (loss)	41,197	106,914	267,434	—	—	415,545
Net change in unrealized appreciation (depreciation)[2]	70,214	213,205	1,355,185	$(170,152)	(2,472)	1,465,980
Purchases	5,848,937	—	38,901,310	170,237	—	44,920,484
Sales	(2,977,500)	(149,447)	(50,079,132)	—	—	(53,206,079)

Closing Balance, as of May 31, 2017	$6,607,623	$355,608	$100,862,216	$85	$938	$107,826,470

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017[2]	$14,972	$298,772	$1,483,555	$(170,152)	$(2,472)	$1,624,675

[1]

As of August 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	July 24, 2017